Distribution Date:	12/17/21	JPMCC Commercial Mortgage Securities Trust 2016-JP3
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-JP3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Torchlight Loan Services, LLC
Mortgage Loan Detail (Part 1)	13-14		Jacob M. K. Baron	(212) 488-3653	jbaron@torchlightinvestors.com
			475 Fifth Avenue | New York, NY 10017
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
		Directing Certificateholder	Torchlight Investors LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46590RAA7	1.461500%	45,932,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590RAB5	2.434700%	97,274,000.00	32,140,813.09	20,433,392.05	65,211.03	0.00	0.00	20,498,603.08	11,707,421.04	33.63%	30.00%
A-3	46590RAC3	2.522900%	16,726,000.00	16,726,000.00	0.00	35,165.02	0.00	0.00	35,165.02	16,726,000.00	33.63%	30.00%
A-4	46590RAD1	2.626500%	300,000,000.00	300,000,000.00	0.00	656,625.00	0.00	0.00	656,625.00	300,000,000.00	33.63%	30.00%
A-5	46590RAE9	2.870400%	342,359,000.00	342,359,000.00	0.00	818,922.73	0.00	0.00	818,922.73	342,359,000.00	33.63%	30.00%
A-SB	46590RAF6	2.776500%	49,955,000.00	48,380,763.68	1,184,399.29	111,940.99	0.00	0.00	1,296,340.28	47,196,364.39	33.63%	30.00%
A-S	46590RAJ8	3.144000%	118,706,000.00	118,706,000.00	0.00	311,009.72	0.00	0.00	311,009.72	118,706,000.00	22.65%	20.25%
B	46590RAK5	3.396700%	56,309,000.00	56,309,000.00	0.00	159,387.32	0.00	0.00	159,387.32	56,309,000.00	17.45%	15.63%
C	46590RAL3	3.446296%	50,222,000.00	50,222,000.00	0.00	144,233.24	0.00	0.00	144,233.24	50,222,000.00	12.80%	11.50%
D	46590RAP4	3.446296%	54,787,000.00	54,787,000.00	0.00	157,343.53	0.00	0.00	157,343.53	54,787,000.00	7.74%	7.00%
E	46590RAR0	4.196296%	22,828,000.00	22,828,000.00	0.00	79,827.54	0.00	0.00	79,827.54	22,828,000.00	5.63%	5.13%
F	46590RAT6	4.196296%	15,219,000.00	15,219,000.00	0.00	53,219.53	0.00	0.00	53,219.53	15,219,000.00	4.22%	3.87%
NR*	46590RAV1	4.196296%	47,177,696.00	45,676,713.40	0.00	173,894.79	0.00	0.00	173,894.79	45,676,713.40	0.00%	0.00%
R	46590RAX7	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,217,494,796.00	1,103,354,290.17	21,617,791.34	2,766,780.44	0.00	0.00	24,384,571.78	1,081,736,498.83

Notional Certificates
X-A	46590RAG4	1.401686%	970,952,000.00	858,312,576.77	0.00	1,002,570.35	0.00	0.00	1,002,570.35	836,694,785.43
X-B	46590RAH2	0.799596%	56,309,000.00	56,309,000.00	0.00	37,520.39	0.00	0.00	37,520.39	56,309,000.00
X-C	46590RAM1	0.750000%	105,009,000.00	105,009,000.00	0.00	65,630.62	0.00	0.00	65,630.62	105,009,000.00
Notional SubTotal			1,132,270,000.00	1,019,630,576.77	0.00	1,105,721.36	0.00	0.00	1,105,721.36	998,012,785.43

Deal Distribution Total					21,617,791.34	3,872,501.80	0.00	0.00	25,490,293.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590RAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590RAB5	330.41525063	210.06016047	0.67038499	0.00000000	0.00000000	0.00000000	0.00000000	210.73054547	120.35509016
A-3	46590RAC3	1,000.00000000	0.00000000	2.10241660	0.00000000	0.00000000	0.00000000	0.00000000	2.10241660	1,000.00000000
A-4	46590RAD1	1,000.00000000	0.00000000	2.18875000	0.00000000	0.00000000	0.00000000	0.00000000	2.18875000	1,000.00000000
A-5	46590RAE9	1,000.00000000	0.00000000	2.39200001	0.00000000	0.00000000	0.00000000	0.00000000	2.39200001	1,000.00000000
A-SB	46590RAF6	968.48691182	23.70932419	2.24083655	0.00000000	0.00000000	0.00000000	0.00000000	25.95016074	944.77758763
A-S	46590RAJ8	1,000.00000000	0.00000000	2.62000000	0.00000000	0.00000000	0.00000000	0.00000000	2.62000000	1,000.00000000
B	46590RAK5	1,000.00000000	0.00000000	2.83058339	0.00000000	0.00000000	0.00000000	0.00000000	2.83058339	1,000.00000000
C	46590RAL3	1,000.00000000	0.00000000	2.87191350	0.00000000	0.00000000	0.00000000	0.00000000	2.87191350	1,000.00000000
D	46590RAP4	1,000.00000000	0.00000000	2.87191359	0.00000000	0.00000000	0.00000000	0.00000000	2.87191359	1,000.00000000
E	46590RAR0	1,000.00000000	0.00000000	3.49691344	0.00000000	0.00000000	0.00000000	0.00000000	3.49691344	1,000.00000000
F	46590RAT6	1,000.00000000	0.00000000	3.49691373	0.00000000	0.00000000	0.00000000	0.00000000	3.49691373	1,000.00000000
NR	46590RAV1	968.18448701	0.00000000	3.68595342	(0.30029614)	16.99842315	0.00000000	0.00000000	3.68595342	968.18448701
R	46590RAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590RAG4	883.99073978	0.00000000	1.03256428	0.00000000	0.00000000	0.00000000	0.00000000	1.03256428	861.72620833
X-B	46590RAH2	1,000.00000000	0.00000000	0.66633025	0.00000000	0.00000000	0.00000000	0.00000000	0.66633025	1,000.00000000
X-C	46590RAM1	1,000.00000000	0.00000000	0.62499995	0.00000000	0.00000000	0.00000000	0.00000000	0.62499995	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	65,211.03	0.00	65,211.03	0.00	0.00	0.00	65,211.03	0.00
A-3	11/01/21 - 11/30/21	30	0.00	35,165.02	0.00	35,165.02	0.00	0.00	0.00	35,165.02	0.00
A-4	11/01/21 - 11/30/21	30	0.00	656,625.00	0.00	656,625.00	0.00	0.00	0.00	656,625.00	0.00
A-5	11/01/21 - 11/30/21	30	0.00	818,922.73	0.00	818,922.73	0.00	0.00	0.00	818,922.73	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	111,940.99	0.00	111,940.99	0.00	0.00	0.00	111,940.99	0.00
X-A	11/01/21 - 11/30/21	30	0.00	1,002,570.35	0.00	1,002,570.35	0.00	0.00	0.00	1,002,570.35	0.00
X-B	11/01/21 - 11/30/21	30	0.00	37,520.39	0.00	37,520.39	0.00	0.00	0.00	37,520.39	0.00
X-C	11/01/21 - 11/30/21	30	0.00	65,630.63	0.00	65,630.63	0.00	0.00	0.00	65,630.62	0.00
A-S	11/01/21 - 11/30/21	30	0.00	311,009.72	0.00	311,009.72	0.00	0.00	0.00	311,009.72	0.00
B	11/01/21 - 11/30/21	30	0.00	159,387.32	0.00	159,387.32	0.00	0.00	0.00	159,387.32	0.00
C	11/01/21 - 11/30/21	30	0.00	144,233.24	0.00	144,233.24	0.00	0.00	0.00	144,233.24	0.00
D	11/01/21 - 11/30/21	30	0.00	157,343.53	0.00	157,343.53	0.00	0.00	0.00	157,343.53	0.00
E	11/01/21 - 11/30/21	30	0.00	79,827.54	0.00	79,827.54	0.00	0.00	0.00	79,827.54	0.00
F	11/01/21 - 11/30/21	30	0.00	53,219.53	0.00	53,219.53	0.00	0.00	0.00	53,219.53	0.00
NR	11/01/21 - 11/30/21	30	813,269.78	159,727.52	0.00	159,727.52	(14,167.28)	0.00	0.00	173,894.79	801,946.44
Totals			813,269.78	3,858,334.54	0.00	3,858,334.54	(14,167.28)	0.00	0.00	3,872,501.80	801,946.44

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	25,490,293.14
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,869,317.41	Master Servicing Fee	5,940.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,530.88
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	459.52
ARD Interest	0.00	Operating Advisor Fee	1,434.39
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	376.53
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,869,317.41	Total Fees	12,741.59

Principal		Expenses/Reimbursements
Scheduled Principal	21,617,791.34	Reimbursement for Interest on Advances	24,714.09
Unscheduled Principal Collections		ASER Amount	31,518.39
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(36,600.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(34,058.47)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(1,500.00)
Total Principal Collected	21,617,791.34	Total Expenses/Reimbursements	(15,925.99)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,872,501.80
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	21,617,791.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	25,490,293.14
Total Funds Collected	25,487,108.75	Total Funds Distributed	25,487,108.74

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,102,851,356.83	1,102,851,356.83	Beginning Certificate Balance	1,103,354,290.17
(-) Scheduled Principal Collections	21,617,791.34	21,617,791.34	(-) Principal Distributions	21,617,791.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,081,233,565.49	1,081,233,565.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,103,288,617.40	1,103,288,617.40	Ending Certificate Balance	1,081,736,498.83
Ending Actual Collateral Balance	1,081,603,961.56	1,081,603,961.56

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	502,933.34
Beginning Cumulative Advances	333,466.67	502,933.34	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	502,933.34
Ending Cumulative Advances	0.00	502,933.34	Net WAC Rate	4.20%
			UC / (OC) Interest	1,758.71
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	42,027,040.53	3.89%	55	4.2067	NAP	Defeased	2	42,027,040.53	3.89%	55	4.2067	NAP
	9,999,999 or less	19	123,422,436.82	11.41%	52	4.7557	1.671731	1.24 or less	11	265,440,274.56	24.55%	51	4.5005	0.567584
10,000,000 to 19,999,999		11	179,767,362.04	16.63%	47	4.4151	2.080047	1.25 to 1.74	12	203,331,122.71	18.81%	56	4.3017	1.468949
20,000,000 to 24,999,999		4	90,978,119.77	8.41%	56	3.8566	1.540532	1.75 to 2.24	15	282,096,624.15	26.09%	53	4.0346	2.017149
25,000,000 to 49,999,999		8	271,719,654.19	25.13%	56	4.4770	1.454991	2.25 to 2.74	4	150,338,503.54	13.90%	55	4.1345	2.623276
	50,000,000 or greater	5	373,318,952.14	34.53%	56	3.7890	2.146489	2.75 or greater	5	138,000,000.00	12.76%	57	3.8660	3.654565
	Totals	49	1,081,233,565.49	100.00%	54	4.1983	1.851360	Totals	49	1,081,233,565.49	100.00%	54	4.1983	1.851360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	42,027,040.53	3.89%	55	4.2067	NAP
							Defeased	2	42,027,040.53	3.89%	55	4.2067	NAP
Arizona	3	71,819,427.43	6.64%	56	4.4910	1.683058
							Industrial	4	101,429,756.73	9.38%	56	4.7042	1.809477
Arkansas	2	8,929,674.30	0.83%	56	4.8700	1.930698
							Lodging	15	192,682,353.30	17.82%	45	4.8652	0.841489
California	5	185,954,931.95	17.20%	51	4.0356	1.967863
							Mixed Use	6	223,845,302.26	20.70%	56	4.0712	1.202377
Florida	5	55,447,688.82	5.13%	49	4.7265	0.693891
							Multi-Family	2	8,283,914.29	0.77%	56	4.5358	2.047169
Georgia	2	12,094,577.26	1.12%	56	4.5028	1.378991
							Office	17	368,106,396.10	34.05%	56	3.7917	2.584963
Illinois	1	5,043,418.43	0.47%	56	4.5000	1.940000
							Retail	9	142,952,975.77	13.22%	56	4.1570	2.315301
Indiana	4	65,749,842.58	6.08%	57	4.4091	2.866161
							Self Storage	1	1,905,826.51	0.18%	57	4.7500	1.460000
Louisiana	2	8,601,077.89	0.80%	57	4.7500	1.460000
							Totals	56	1,081,233,565.49	100.00%	54	4.1983	1.851360
Mississippi	1	3,547,375.30	0.33%	56	5.3500	2.210000

Nevada	1	12,379,819.29	1.14%	56	4.6000	1.980000

New Jersey	8	87,200,727.88	8.06%	47	4.8617	1.241985

New York	6	219,219,621.82	20.27%	56	3.4870	1.597711

North Carolina	3	20,595,291.39	1.90%	55	5.0137	1.998881

Ohio	1	39,814,698.57	3.68%	56	4.9200	1.339294

South Carolina	1	7,015,478.01	0.65%	54	4.9900	1.710000

Tennessee	1	80,000,000.00	7.40%	55	4.0920	2.590000

Utah	2	40,661,523.89	3.76%	57	5.3365	0.227522

Virginia	3	60,000,000.00	5.55%	56	3.4000	4.494500

Washington	1	4,163,548.95	0.39%	55	5.4100	2.010000

West Virginia	1	28,460,288.20	2.63%	57	4.2000	0.540000

Wisconsin	1	22,507,513.00	2.08%	57	3.8745	1.770000

Totals	56	1,081,233,565.49	100.00%	54	4.1983	1.851360

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	42,027,040.53	3.89%	55	4.2067	NAP	Defeased	2	42,027,040.53	3.89%	55	4.2067	NAP
	3.99999% or less	11	333,826,465.14	30.87%	56	3.4122	2.095979	12 months or less	47	1,039,206,524.96	96.11%	54	4.1979	1.844756
	4.00000% to 4.49999%	9	321,958,725.33	29.78%	56	4.2078	2.143699	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	17	272,078,445.07	25.16%	49	4.7099	1.521625	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	10	111,342,889.42	10.30%	55	5.2742	1.016731	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,081,233,565.49	100.00%	54	4.1983	1.851360	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	1,081,233,565.49	100.00%	54	4.1983	1.851360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	42,027,040.53	3.89%	55	4.2067	NAP	Defeased	2	42,027,040.53	3.89%	55	4.2067	NAP
	60 months or less	47	1,039,206,524.96	96.11%	54	4.1979	1.844756	Interest Only	14	491,037,500.00	45.41%	56	3.7403	2.559359
61 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	33	548,169,024.96	50.70%	52	4.6078	1.204632
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,081,233,565.49	100.00%	54	4.1983	1.851360	Totals	49	1,081,233,565.49	100.00%	54	4.1983	1.851360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	42,027,040.53	3.89%	55	4.2067	NAP				None
Underwriter's Information		4	81,365,842.38	7.53%	56	4.5793	1.543242
	12 months or less	40	931,430,998.32	86.15%	54	4.1646	1.842343
	13 months to 24 months	3	26,409,684.26	2.44%	56	4.1987	2.858818
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,081,233,565.49	100.00%	54	4.1983	1.851360
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30311571	OF	New York	NY	Actual/360	2.860%	238,291.67	0.00	0.00	N/A	09/01/26	--	100,000,000.00	100,000,000.00	12/01/21
2	30311287	MU	New York	NY	Actual/360	3.966%	242,906.97	177,862.09	0.00	N/A	07/01/26	--	73,496,814.23	73,318,952.14	12/01/21
3	30311572	RT	Nashville	TN	Actual/360	4.092%	272,800.00	0.00	0.00	N/A	07/01/26	--	80,000,000.00	80,000,000.00	12/01/21
04A2EMPC
	30311573	MU	San Francisco	CA	Actual/360	3.394%	18,399.37	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	12/01/21
2
04A2EMPC
	30311574				Actual/360	3.394%	66,450.63	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	12/01/21
3
04A2SFCC
	30311575				Actual/360	3.394%	66,450.63	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	12/01/21
2
04A2SFCC
	30311576				Actual/360	3.394%	18,399.37	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	12/01/21
3
5	30311578	OF	Oakland	CA	Actual/360	4.140%	207,000.00	0.00	0.00	N/A	07/01/26	--	60,000,000.00	60,000,000.00	12/01/21
6	30311580	OF	Indianapolis	IN	Actual/360	4.367%	218,345.00	0.00	0.00	N/A	09/01/26	--	60,000,000.00	60,000,000.00	12/01/21
7	30311600	IN	Phoenix	AZ	Actual/360	4.500%	182,203.13	0.00	0.00	N/A	08/06/26	--	48,587,500.00	48,587,500.00	12/06/21
8	30311404	MU	Westlake	OH	Actual/360	4.920%	163,442.54	49,334.67	0.00	N/A	08/06/26	--	39,864,033.24	39,814,698.57	12/06/21
9	30311582	OF	Oakland	CA	Actual/360	4.140%	136,275.00	0.00	0.00	N/A	07/01/26	--	39,500,000.00	39,500,000.00	12/01/21
10	30311583	MU	Laguna Niguel	CA	Actual/360	4.300%	136,174.93	52,618.53	0.00	N/A	08/01/26	--	38,002,305.89	37,949,687.36	12/01/21
11	30311601	LO	Salt Lake City	UT	Actual/360	5.320%	143,342.97	51,448.59	0.00	N/A	09/06/26	--	32,333,001.65	32,281,553.06	12/06/21
12	30311616	OF	Princeton	NJ	Actual/360	4.680%	117,707.71	53,046.30	0.00	N/A	09/06/26	--	30,181,463.62	30,128,417.32	12/06/21
13	30311584	LO	Charleston	WV	Actual/360	4.200%	99,768.10	44,883.18	0.00	N/A	09/01/26	--	28,505,171.38	28,460,288.20	12/01/21
14	30311602	OF	Ashburn	VA	Actual/360	3.400%	79,333.33	0.00	0.00	N/A	08/06/26	--	28,000,000.00	28,000,000.00	12/06/21
15	30311585	LO	Tampa	FL	Actual/360	4.200%	92,887.54	41,787.79	0.00	N/A	09/01/26	--	26,539,297.47	26,497,509.68	12/01/21
16	30311586	OF	Milwaukee	WI	Actual/360	3.874%	72,814.64	44,736.77	0.00	N/A	09/01/26	--	22,552,249.77	22,507,513.00	12/01/21
18	30311603	IN	North Bergen	NJ	Actual/360	4.850%	86,970.19	37,038.39	0.00	N/A	08/06/26	--	21,518,397.76	21,481,359.37	12/06/21
19	30311589	MF	Houston	TX	Actual/360	4.816%	82,693.92	20,604,796.52	0.00	N/A	09/01/21	--	20,604,796.52	0.00	12/03/21
20	30311590	OF	Mesa	AZ	Actual/360	4.500%	75,106.10	36,364.67	0.00	N/A	08/01/26	--	20,028,292.10	19,991,927.43	12/01/21
21	30311618	RT	Cicero	NY	Actual/360	4.170%	61,976.20	48,163.86	0.00	N/A	08/06/26	--	17,834,877.03	17,786,713.17	12/06/21
22	30311619	IN	Hillside	NJ	Actual/360	5.130%	81,262.51	27,696.42	0.00	N/A	06/06/26	--	19,008,774.49	18,981,078.07	12/06/21
23	30311591	LO	Palmdale	CA	Actual/360	4.700%	71,746.26	41,646.07	0.00	N/A	09/01/22	--	18,318,194.89	18,276,548.82	12/01/21
24	30311604	OF	Manassas	VA	Actual/360	3.400%	53,833.33	0.00	0.00	N/A	08/06/26	--	19,000,000.00	19,000,000.00	12/06/21
26	30311593	LO	Ridgefield Park	NJ	Actual/360	4.900%	67,974.33	36,900.35	0.00	N/A	09/01/22	--	16,646,773.47	16,609,873.12	12/01/21
27	30311594	RT	New York	NY	Actual/360	3.750%	56,250.00	0.00	0.00	N/A	09/01/26	--	18,000,000.00	18,000,000.00	06/01/20

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30311621	LO	Orlando	FL	Actual/360	5.480%	71,478.74	24,832.18	0.00	N/A	05/06/26	--	15,652,277.81	15,627,445.63	12/06/21
31	30311624	IN	Las Vegas	NV	Actual/360	4.600%	47,540.99	22,178.64	0.00	N/A	08/06/26	--	12,401,997.93	12,379,819.29	12/06/21
32	30311605	OF	Haymarket	VA	Actual/360	3.400%	36,833.33	0.00	0.00	N/A	08/06/26	--	13,000,000.00	13,000,000.00	12/06/21
33	30311597	LO	Fayetteville	NC	Actual/360	5.300%	43,550.47	16,005.95	0.00	N/A	06/01/26	--	9,860,484.84	9,844,478.89	12/01/21
34	30311625	Various Various		NY	Actual/360	4.550%	38,406.04	15,108.32	0.00	N/A	08/06/26	--	10,129,064.83	10,113,956.51	12/06/21
35	30311577	OF	Los Angeles	CA	Actual/360	5.070%	41,158.46	12,952.33	0.00	N/A	01/06/26	--	9,741,648.10	9,728,695.77	12/06/21
36	30311606	LO	Various	AR	Actual/360	4.870%	36,320.87	20,026.66	0.00	N/A	08/06/26	--	8,949,700.96	8,929,674.30	04/06/20
37	30311598	Various West Monroe		LA	Actual/360	4.750%	34,105.24	14,981.77	0.00	N/A	09/01/26	--	8,616,059.66	8,601,077.89	12/01/21
38	30311626	LO	Layton	UT	Actual/360	5.400%	37,769.85	13,329.45	0.00	N/A	07/06/26	--	8,393,300.28	8,379,970.83	12/06/21
39	30311599	LO	Kissimmee	FL	Actual/360	4.900%	33,479.22	12,694.00	0.00	N/A	09/01/22	--	8,198,993.55	8,186,299.55	12/01/21
40	30311627	LO	Aiken	SC	Actual/360	4.990%	29,245.36	17,475.25	0.00	N/A	06/06/26	--	7,032,953.26	7,015,478.01	12/06/21
41	30311628	RT	Suwanee	GA	Actual/360	4.350%	24,740.83	10,529.14	0.00	N/A	08/06/26	--	6,825,056.06	6,814,526.92	12/06/21
42	30311607	OF	Fort Wayne	IN	Actual/360	4.850%	23,279.22	9,965.37	0.00	N/A	07/06/26	--	5,759,807.95	5,749,842.58	12/06/21
43	30311608	MF	Gastonia	NC	Actual/360	4.530%	22,264.54	9,387.68	0.00	N/A	08/06/26	--	5,897,891.22	5,888,503.54	12/06/21
44	30311609	RT	Douglasville	GA	Actual/360	4.700%	20,716.87	9,364.12	0.00	N/A	07/06/26	--	5,289,414.46	5,280,050.34	12/06/21
45	30311610	MU	Woodridge	IL	Actual/360	4.500%	18,947.22	9,173.81	0.00	N/A	08/06/26	--	5,052,592.24	5,043,418.43	12/06/21
46	30311611	LO	Durham	NC	Actual/360	5.020%	20,435.97	22,782.83	0.00	N/A	06/06/26	--	4,885,091.79	4,862,308.96	12/06/21
47	30311612	LO	Ellensburg	WA	Actual/360	5.410%	18,814.83	9,795.22	0.00	N/A	07/06/26	--	4,173,344.17	4,163,548.95	12/06/21
48	30311629	RT	Various	Various	Actual/360	4.300%	15,945.83	0.00	0.00	N/A	09/06/26	--	4,450,000.00	4,450,000.00	12/06/21
49	30311613	RT	Riverview	FL	Actual/360	5.050%	16,551.22	6,528.72	0.00	N/A	09/06/26	--	3,932,962.68	3,926,433.96	12/06/21
50	30311614	LO	Canton	MS	Actual/360	5.350%	15,852.63	8,353.85	0.00	N/A	08/06/26	--	3,555,729.15	3,547,375.30	12/06/21
51	30311615	MF	Euless	TX	Actual/360	5.250%	11,073.31	4,001.85	0.00	N/A	12/06/25	--	2,531,042.38	2,527,040.53	12/06/21
Totals							3,869,317.41	21,617,791.34	0.00				1,102,851,356.83	1,081,233,565.49
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	94,202,166.04	74,353,458.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,349,053.94	9,293,248.57	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	42,316,730.51	41,609,590.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2EMPC2	34,097,652.33	26,217,687.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2EMPC3	34,097,652.33	26,217,687.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2SFCC2	34,097,652.33	26,217,687.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2SFCC3	34,097,652.33	26,217,687.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,884,702.53	12,719,680.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,160,801.84	15,910,731.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,685,064.56	4,186,427.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	9,706,256.37	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,500,321.14	3,616,161.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	167,242.39	(335,778.67)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,530,736.49	4,900,779.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	259,788.98	1,216,563.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,521,740.01	4,689,360.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	855,234.86	1,022,879.98	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	942,802.26	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,772,483.63	2,882,419.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	1,717.23	0.00
19	363,697.80	1,016,900.71	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,388,192.70	2,219,871.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,697,342.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	5,264,957.67	5,281,286.54	11/01/20	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,787,864.25	3,337,928.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,868,050.48	3,262,134.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	(495,611.40)	(158,185.63)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,353,735.63	0.00	--	--	12/13/21	8,801,938.17	301,625.90	28,578.72	724,504.10	508,409.52	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	(458,193.47)	1,807,975.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,409,061.11	1,721,859.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,956,249.89	2,075,128.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	642,121.32	1,571,075.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	766,387.47	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	2,560,032.18	2,429,129.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	12/13/21	998,727.33	4,049.01	52,198.13	1,117,517.21	110,260.47	0.00
37	1,015,554.25	945,385.14	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	992,878.55	1,346,796.61	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,499,104.61	541,159.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	818,851.78	1,066,085.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	602,447.82	556,725.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	990,010.08	961,279.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	873,870.21	909,427.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	499,263.84	619,985.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	787,737.70	712,543.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	759,665.79	763,577.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	5,953.93	0.00
48	301,308.35	455,441.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	497,095.06	525,575.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	11/12/20	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	368,874,622.44	328,018,149.71				9,800,665.50	305,674.91	80,776.85	1,842,021.31	626,341.15	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	2	26,929,674.30	0	0.00	1	8,929,674.30	0	0.00	0	0.00	0	0.00	4.198275%	4.184976%	54
11/18/21	0	0.00	0	0.00	3	30,505,430.11	0	0.00	1	8,949,700.96	1	3,555,729.15	0	0.00	0	0.00	4.210160%	4.196296%	54
10/18/21	0	0.00	0	0.00	3	30,531,725.22	0	0.00	1	8,968,206.52	4	48,156,174.88	0	0.00	1	17,220,988.07	4.210479%	4.196614%	55
09/17/21	0	0.00	0	0.00	4	35,420,818.90	0	0.00	1	8,988,049.42	0	0.00	0	0.00	0	0.00	4.219052%	4.205192%	55
08/17/21	0	0.00	0	0.00	4	35,458,006.83	0	0.00	1	9,006,366.04	0	0.00	0	0.00	0	0.00	4.219361%	4.205500%	56
07/16/21	0	0.00	0	0.00	4	35,495,021.11	0	0.00	1	9,024,592.41	0	0.00	0	0.00	0	0.00	4.219594%	4.205733%	57
06/17/21	0	0.00	0	0.00	4	35,534,511.50	0	0.00	1	9,044,166.42	0	0.00	0	0.00	0	0.00	4.219848%	4.205988%	58
05/17/21	0	0.00	0	0.00	4	35,571,168.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.220078%	4.206218%	59
04/16/21	1	22,851,769.21	0	0.00	4	35,610,314.66	0	0.00	0	0.00	3	43,134,649.87	0	0.00	0	0.00	4.220207%	4.206346%	60
03/17/21	0	0.00	0	0.00	7	77,993,866.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.219995%	4.206134%	61
02/18/21	1	22,941,360.68	0	0.00	7	78,143,464.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.220347%	4.206486%	62
01/15/21	1	22,982,235.72	0	0.00	8	116,417,439.03	0	0.00	0	0.00	1	38,150,000.00	0	0.00	0	0.00	4.220617%	4.206756%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
27	30311594	06/01/20	17	6	28,578.72	724,504.10	730,999.38	18,000,000.00	07/15/20	2
36	30311606	04/06/20	19	6	52,198.13	1,117,517.21	456,562.25	9,300,070.37	03/27/20	7			03/29/21
Totals					80,776.85	1,842,021.31	1,187,561.63	27,300,070.37
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		43,072,721	43,072,721	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		2,527,041	2,527,041	0		0
49 - 60 Months		1,035,633,803	1,008,704,129	18,000,000		8,929,674
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,081,233,565	1,054,303,891	0	0	18,000,000	8,929,674
Nov-21	1,102,851,357	1,072,345,927	0	0	21,555,729	8,949,701
Oct-21	1,103,820,095	1,073,288,370	0	0	21,563,519	8,968,207
Sep-21	1,122,010,876	1,059,968,317	0	0	53,054,510	8,988,049
Aug-21	1,122,989,605	1,087,531,598	0	0	26,451,641	9,006,366
Jul-21	1,123,789,953	1,088,294,931	0	0	26,470,429	9,024,592
Jun-21	1,124,647,581	1,089,113,069	0	0	26,490,345	9,044,166
May-21	1,125,441,430	1,089,870,262	0	0	35,571,168	0
Apr-21	1,126,003,440	1,067,541,356	22,851,769	0	35,610,315	0
Mar-21	1,126,003,440	1,048,009,574	0	0	77,993,866	0
Feb-21	1,127,075,740	1,025,990,915	22,941,361	0	78,143,464	0
Jan-21	1,127,944,303	988,544,628	22,982,236	0	116,417,439	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	30311586	22,507,513.00	22,507,513.00		--	6,166,442.00	1.77000	--	09/01/26	296
27	30311594	18,000,000.00	18,000,000.00	12,200,000.00	06/29/21	2,237,700.63	3.27000	03/31/20	09/01/26	I/O
36	30311606	8,929,674.30	9,300,070.37		--	1,286,910.00	1.93070	--	08/06/26	235
Totals		49,437,187.30	49,807,583.37	12,200,000.00		9,691,052.63

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	30311586	OF	WI	05/15/20	13

12/03/2021: Loan transferred to Special Servicing due to COVID relief request and imminent default. The collateral consists of a 435,629 SF office building located in downtown Milwaukee. Sponsor informed Lender of cash flow decline resulting from tenan t vacation and COVID related relief requests. Petition for appointment of receiver was filed and granted on 4/13/21. The receivership (Friedman) is working through property transition while stabilizing operations. During the transition/stabilization pe riod the Special Servicer will continue to analyze next steps to maximize recovery.

27	30311594	RT	NY	07/15/20	2

12/13/2021- Subject collateral is a single-tenant, 100% occupied ground floor retail condominium occupied by All Saints through 4/30/2026. The Tenant, All Saints USA Limited (“AS US”), has begun insolvency proceedings in the United Kingdom and is currentl y closed. The Borrower is not certain when they will reopen. All Saints has not paid rent since March. Through Chapter 15, US landlords are legally obligated to the terms of the Company Voluntary Agreement (“CVA”) which was approved approved by the necess ary creditors. Therefore, the terms of the lease will be modified by law to the terms of the CVA. Rental rate will convert to 20% of sales. In the Borrower’s estimation, this will mean an 80% reduction in rent from the existing lease. Lender is monitoring the Tenant bankruptcy and discussing potential paths with the Borrower. Loan remains due for the July payment and as such Lender will commence enforcing remedies while dual-tracking negotiations with the Borrower.
36	30311606	LO	AR	03/27/20	7

12/23/2021- COVID-related transfer. Arkansas Hotel Portfolio is comprised of two limited service hotels: Holiday Inn Express Bentonville and Fairfield Inn & Suites Springdale totaling 158 rooms. Borrower reached out to the Master Servicer seeking relief due to the impact of the COVID-19 crisis in early March 2020. Loan was transferred to Special Servicing on 3/27/2020. The loan is due for the 4/6/2020 payment. Borrower obtained a PPP Loan and Lender has conditionally approved. Lender has issued notice of default. Lender filed a foreclosure complaint along with a motion for appointment of a receiver. GF was appointed as Receiver on 12/9/2020. Lender took title via foreclosure auction effective 3/29/2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30311404	40,000,000.00	4.92000%	40,000,000.00	4.92000%	10	08/11/20	04/06/20	09/01/20
10	30311583	38,150,000.00	4.30000%	38,150,000.00	4.30000%	8	12/18/20	12/01/20	01/07/21
23	30311591	17,944,795.16	4.70000%	17,944,795.16	4.70000%	8	03/26/21	03/26/21	03/31/21
23	30311591	0.00	4.70000%	0.00	4.70000%	1	09/15/21	09/01/21	09/28/21
26	30311593	16,316,157.14	4.90000%	16,316,157.14	4.90000%	8	03/26/21	04/01/21	03/30/21
26	30311593	0.00	4.90000%	0.00	4.90000%	1	09/15/21	09/01/21	09/28/21
39	30311599	8,086,296.36	4.90000%	8,086,296.36	4.90000%	8	03/26/21	04/01/20	03/30/21
39	30311599	0.00	4.90000%	0.00	4.90000%	1	09/15/21	09/01/21	09/28/21
46	30311611	0.00	5.02000%	0.00	5.02000%	8	09/03/21	09/03/21	09/17/21
50	30311614	0.00	5.35000%	0.00	5.35000%	8	08/09/21	06/17/21	10/21/21
Totals		120,497,248.66		120,497,248.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/21	0.00	(5,316.07)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(4,273.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(4,135.59)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(4,251.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(4,236.75)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(2,337.60)	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(5,316.07)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(24,551.04)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	2,127.77	0.00	0.00	0.00	16,430.31	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.90	0.00	0.00	0.00
16	0.00	0.00	4,698.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,750.00	0.00	0.00	27,469.38	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	4,049.01	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,500.00)	0.00
50	0.00	0.00	(48,548.39)	0.00	(36,186.24)	0.00	0.00	0.00	8,275.88	0.00	0.00	0.00
Total	0.00	0.00	(36,600.00)	0.00	(34,058.47)	31,518.39	0.00	0.00	24,714.09	0.00	(1,500.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(15,925.99)

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27